Related Party Disclosures - Additional Information (Details) - Individual	Jun. 30, 2024	Jun. 30, 2023
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	9	5
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	5	3